Property, plant and equipment, net (Details Narrative) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Property Plant And Equipment Net Details Narrative
Depreciated property, plant and equipment expenses	$ 120,000	$ 54,000	$ 99,000
Depreciated property, plant and equipment assets	32,858,000	32,280,000	31,222,000
Impairment to property, plant and equipment